UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2007 (Unaudited)

A Discussion With Your Fund's Portfolio Managers

The Master Mid Cap Index Series of Quantitative Master Series LLC met its objective of closely tracking the returns of its benchmark, the S&P MidCap 400 Index.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, Master Mid Cap Index Series had a net total return of +12.02% (master level). For the same period, the benchmark Standard & Poor's (S&P) MidCap 400 Index returned +11.98%.

As the returns indicate, the Master Mid Cap Index Series met its objective of closely tracking the performance of the S&P MidCap 400 Index, a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses. As the value of the S&P MidCap 400 fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape. Economic activity did noticeably decelerate, as evidenced by the 0.7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, although the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the U.S., particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust. Economic growth outside the United States has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved levels of business investment.

For its part, the Federal Reserve Board (Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, marked the eighth consecutive pause since August 2006.

Turning to the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions of slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese stock market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly after. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. On a year-to-date basis, the Dow was up 8.76%. The broader market S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

For the six-month period, mid-cap stocks, as measured by the S&P MidCap 400 Index, outperformed both small- and large-cap stocks. The S&P MidCap 400 Index's return of +11.98% compared to returns of +8.56% for the S&P SmallCap 600 Index and +6.96% for the large-cap S&P 500 Index. In terms of sector performance, each of the 10 S&P MidCap 400 sectors posted positive returns for the six-month period. The top performer was energy, which was up 24.60%, followed by materials and industrials, with respective returns of +23.31% and +21.43%. At the bottom was financials, which posted a return of +2.15%, followed by the utilities and consumer discretionary sectors, with respective returns of +2.68% and +8.15%.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007

Portfolio Information as of June 30, 2007

                                                            Percent of Long-Term
Sector Representation                                            Investments
--------------------------------------------------------------------------------
Financials                                                          16.4%
Information Technology                                              15.6
Industrials                                                         15.2
Consumer Discretionary                                              14.5
Health Care                                                         11.8
Energy                                                               8.9
Utilities                                                            7.4
Materials                                                            6.6
Consumer Staples                                                     2.8
Telecommunications Services                                          0.8
--------------------------------------------------------------------------------

For Series compliance purposes, the Series' sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Mid Cap Index Series

Schedule of Investments as of June 30, 2007 (Unaudited)

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%           3,899   Alliant Techsystems, Inc. (a)                             $    386,586
                                     4,900   DRS Technologies, Inc.                                         280,623
                                                                                                       ------------
                                                                                                            667,209
-------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%      24,114   Expeditors International Washington, Inc.                      995,908
-------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                      9,200   AirTran Holdings, Inc. (a)                                     100,464
                                     4,924   Alaska Air Group, Inc. (a)                                     137,183
                                    21,062   JetBlue Airways Corp. (a)(b)                                   247,479
                                                                                                       ------------
                                                                                                            485,126
-------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%               8,145   ArvinMeritor, Inc.                                             180,819
                                     6,305   BorgWarner, Inc.                                               542,482
                                    16,727   Gentex Corp.                                                   329,355
                                     8,411   Lear Corp. (a)                                                 299,516
                                     3,121   Modine Manufacturing Co.                                        70,535
                                                                                                       ------------
                                                                                                          1,422,707
-------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                   3,562   Thor Industries, Inc.                                          160,789
-------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                     6,800   Hansen Natural Corp. (a)                                       292,264
                                     5,907   PepsiAmericas, Inc.                                            145,076
                                                                                                       ------------
                                                                                                            437,340
-------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                 7,630   Cephalon, Inc. (a)                                             613,376
                                    35,352   Millennium Pharmaceuticals, Inc. (a)                           373,671
                                    12,488   PDL BioPharma, Inc. (a)                                        290,970
                                    15,154   Vertex Pharmaceuticals, Inc. (a)                               432,798
                                                                                                       ------------
                                                                                                          1,710,815
-------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%               8,492   A.G. Edwards, Inc.                                             717,999
                                    14,285   Eaton Vance Corp.                                              631,111
                                    12,472   Jefferies Group, Inc. New Shares                               336,495
                                     8,680   Nuveen Investments, Inc. Class A                               539,462
                                    10,054   Raymond James Financial, Inc.                                  310,669
                                    13,852   SEI Investments Co.                                            402,262
                                     9,551   Waddell & Reed Financial, Inc. Class A                         248,422
                                                                                                       ------------
                                                                                                          3,186,420
-------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                     9,086   Airgas, Inc.                                                   435,219
                                     8,662   Albemarle Corp.                                                333,747
                                     7,011   Cabot Corp.                                                    334,284
                                    26,393   Chemtura Corp.                                                 293,226
                                     4,989   Cytec Industries, Inc.                                         318,148
                                     4,062   FMC Corp.                                                      363,102
                                     5,181   Ferro Corp.                                                    129,162
                                     8,049   Lubrizol Corp.                                                 519,563
                                    24,348   Lyondell Chemical Co.                                          903,798
                                     2,287   Minerals Technologies, Inc.                                    153,115
                                     8,548   Olin Corp.                                                     179,508
                                    13,124   RPM International, Inc.                                        303,296
                                     4,866   The Scotts Miracle-Gro Co.                                     208,946
                                     4,724   Sensient Technologies Corp.                                    119,942
                                    10,836   Valspar Corp.                                                  307,851
                                                                                                       ------------
                                                                                                          4,902,907
-------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%             13,926   Associated Banc-Corp.                                          455,380
                                     5,331   Bank of Hawaii Corp.                                           275,293
                                     5,100   Cathay General Bancorp                                         171,054
                                     4,887   City National Corp.                                            371,852
                                    16,700   The Colonial BancGroup, Inc.                                   416,999
                                     7,062   Cullen/Frost Bankers, Inc.                                     377,605
                                     2,970   First Community Bancorp, Inc.                                  169,914
                                     9,329   FirstMerit Corp.                                               195,256
                                     5,208   Greater Bay Bancorp                                            144,991


Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                     4,050   SVB Financial Group (a)                                   $    215,096
                                    13,265   TCF Financial Corp.                                            368,767
                                     3,564   Westamerica Bancorp.                                           157,671
                                     7,383   Wilmington Trust Corp.                                         306,468
                                                                                                       ------------
                                                                                                          3,626,346
-------------------------------------------------------------------------------------------------------------------
Commercial Services &                5,761   The Brink's Co.                                                356,548
Supplies - 3.3%                      8,970   ChoicePoint, Inc. (a)                                          380,776
                                     7,688   Copart, Inc. (a)                                               235,176
                                     4,525   Corporate Executive Board Co.                                  293,718
                                     5,614   Deluxe Corp.                                                   227,984
                                     6,864   Dun & Bradstreet Corp.                                         706,855
                                     4,918   HNI Corp.                                                      201,638
                                     7,242   Herman Miller, Inc.                                            228,847
                                     1,981   Kelly Services, Inc. Class A                                    54,398
                                     4,839   Korn/Ferry International (a)                                   127,072
                                     9,698   Manpower, Inc.                                                 894,544
                                     2,900   Mine Safety Appliances Co.                                     126,904
                                     5,130   Navigant Consulting, Inc. (a)                                   95,213
                                    18,716   Republic Services, Inc. Class A                                573,458
                                     2,606   Rollins, Inc.                                                   59,339
                                    10,310   Stericycle, Inc. (a)                                           458,383
                                                                                                       ------------
                                                                                                          5,020,853
-------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%     42,981   3Com Corp. (a)                                                 177,512
                                    13,308   ADC Telecommunications, Inc. (a)                               243,936
                                     7,057   Adtran, Inc.                                                   183,270
                                    17,700   Andrew Corp. (a)                                               255,588
                                     5,783   Avocent Corp. (a)                                              167,765
                                     6,800   CommScope, Inc. (a)                                            396,780
                                     4,102   Dycom Industries, Inc. (a)                                     122,978
                                     4,775   F5 Networks, Inc. (a)                                          384,865
                                    15,439   Harris Corp.                                                   842,197
                                     4,818   Plantronics, Inc.                                              126,328
                                    10,682   Polycom, Inc. (a)                                              358,915
                                    12,793   Powerwave Technologies, Inc. (a)                                85,713
                                    11,388   Utstarcom, Inc. (a)(b)                                          63,887
                                                                                                       ------------
                                                                                                          3,409,734
-------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.8%       7,724   Diebold, Inc.                                                  403,193
                                     4,099   Imation Corp.                                                  151,089
                                    12,100   Palm, Inc. (b)                                                 193,721
                                    25,700   Western Digital Corp. (a)                                      497,295
                                                                                                       ------------
                                                                                                          1,245,298
-------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.3%    3,981   Granite Construction, Inc.                                     255,501
                                    13,422   Jacobs Engineering Group, Inc. (a)                             771,899
                                    18,410   KBR, Inc. (a)                                                  482,894
                                    13,283   Quanta Services, Inc. (a)                                      407,390
                                                                                                       ------------
                                                                                                          1,917,684
-------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.8%        5,400   Florida Rock Industries, Inc.                                  364,500
                                     4,903   Martin Marietta Materials, Inc.                                794,384
                                                                                                       ------------
                                                                                                          1,158,884
-------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%             13,006   AmeriCredit Corp. (a)                                          345,309
                                     9,800   MoneyGram International, Inc.                                  273,910
                                                                                                       ------------
                                                                                                            619,219
-------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%        9,888   Packaging Corp. of America                                     250,265
                                    10,920   Sonoco Products Co.                                            467,485
                                                                                                       ------------
                                                                                                            717,750

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
Diversified Consumer                10,948   Career Education Corp. (a)                                $    369,714
Services - 1.6%                     10,538   Corinthian Colleges, Inc. (a)                                  171,664
                                     6,474   DeVry, Inc.                                                    220,245
                                     3,724   ITT Educational Services, Inc. (a)                             437,123
                                     5,664   Laureate Education, Inc. (a)                                   349,242
                                     3,820   Matthews International Corp. Class A                           166,590
                                     5,162   Regis Corp.                                                    197,447
                                     6,675   Sotheby's Holdings, Inc. Class A                               307,184
                                     1,650   Strayer Education, Inc.                                        217,322
                                                                                                       ------------
                                                                                                          2,436,531
-------------------------------------------------------------------------------------------------------------------
Diversified Financial               18,434   Leucadia National Corp.                                        649,799
Services - 0.4%
-------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       25,239   Cincinnati Bell, Inc. (a)                                      145,881
Services - 0.2%                      7,290   NeuStar, Inc. Class A (a)                                      211,191
                                                                                                       ------------
                                                                                                            357,072
-------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.9%           13,399   DPL, Inc.                                                      379,728
                                     9,986   Great Plains Energy, Inc.                                      290,792
                                     8,176   Hawaiian Electric Industries, Inc.                             193,689
                                     5,218   IDACORP, Inc.                                                  167,185
                                    18,016   Northeast Utilities Inc.                                       510,934
                                    22,458   Pepco Holdings, Inc.                                           633,316
                                    24,218   Sierra Pacific Resources (a)                                   425,268
                                    10,523   Westar Energy, Inc.                                            255,498
                                                                                                       ------------
                                                                                                          2,856,410
-------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%         11,677   Ametek, Inc.                                                   463,343
                                     6,480   Hubbell, Inc. Class B                                          351,346
                                     9,700   Roper Industries, Inc.                                         553,870
                                     5,827   Thomas & Betts Corp. (a)                                       337,966
                                                                                                       ------------
                                                                                                          1,706,525
-------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              20,300   Amphenol Corp. Class A                                         723,695
Instruments - 2.3%                  13,613   Arrow Electronics, Inc. (a)                                    523,147
                                    14,713   Avnet, Inc. (a)                                                583,223
                                     6,657   CDW Corp.                                                      565,645
                                    15,500   Ingram Micro, Inc. Class A (a)                                 336,505
                                     7,883   Kemet Corp. (a)                                                 55,575
                                     6,086   National Instruments Corp.                                     198,221
                                     6,570   Tech Data Corp. (a)                                            252,682
                                    20,210   Vishay Intertechnology, Inc. (a)                               319,722
                                                                                                       ------------
                                                                                                          3,558,415
-------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  12,648   Cameron International Corp. (a)                                903,952
Services - 3.3%                      7,338   FMC Technologies, Inc. (a)                                     581,316
                                    14,485   Grant Prideco, Inc. (a)                                        779,728
                                    11,346   Hanover Compressor Co. (a)                                     270,602
                                    11,322   Helmerich & Payne, Inc.                                        401,025
                                    18,187   Patterson-UTI Energy, Inc.                                     476,681
                                    19,167   Pride International, Inc. (a)                                  717,996
                                     8,860   Superior Energy Services, Inc. (a)                             353,691
                                     6,701   Tidewater, Inc.                                                474,967
                                                                                                       ------------
                                                                                                          4,959,958
-------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%      7,545   BJ's Wholesale Club, Inc. (a)                                  271,846
                                     3,440   Ruddick Corp.                                                  103,613
                                                                                                       ------------
                                                                                                            375,459
-------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                 8,379   Hormel Foods Corp.                                             312,956
                                     6,020   The J.M. Smucker Co.                                           383,233
                                     2,661   Lancaster Colony Corp.                                         111,469
                                    13,880   Smithfield Foods, Inc. (a)                                     427,365

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                     2,436   Tootsie Roll Industries, Inc.                             $     67,502
                                                                                                       ------------
                                                                                                          1,302,525
-------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                 8,418   AGL Resources, Inc.                                            340,761
                                    14,115   Equitable Resources, Inc.                                      699,539
                                     9,908   National Fuel Gas Co.                                          429,115
                                    12,582   Oneok, Inc.                                                    634,259
                                     6,048   WGL Holdings, Inc.                                             197,407
                                                                                                       ------------
                                                                                                          2,301,081
-------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              7,069   Advanced Medical Optics, Inc. (a)                              246,567
Supplies - 2.8%                      7,233   Beckman Coulter, Inc.                                          467,830
                                    12,894   Cytyc Corp. (a)                                                555,860
                                    17,610   Dentsply International, Inc.                                   673,759
                                     6,795   Edwards Lifesciences Corp. (a)                                 335,265
                                     5,775   Gen-Probe, Inc. (a)                                            348,926
                                     6,755   Hillenbrand Industries, Inc.                                   439,075
                                     4,325   Intuitive Surgical, Inc. (a)                                   600,180
                                     8,500   Resmed, Inc. (a)                                               350,710
                                     7,894   Steris Corp.                                                   241,556
                                                                                                       ------------
                                                                                                          4,259,728
-------------------------------------------------------------------------------------------------------------------
Health Care Providers &              5,042   Apria Healthcare Group, Inc. (a)                               145,058
Services - 3.4%                     11,106   Community Health Systems, Inc. (a)                             449,238
                                    28,530   Health Management Associates, Inc. Class A                     324,101
                                    13,013   Health Net, Inc. (a)                                           687,086
                                     9,878   Henry Schein, Inc. (a)                                         527,782
                                     3,830   Kindred Healthcare, Inc. (a)                                   117,658
                                     6,933   LifePoint Hospitals, Inc. (a)                                  268,168
                                     9,763   Lincare Holdings, Inc. (a)                                     389,056
                                    13,350   Omnicare, Inc.                                                 481,401
                                     5,700   Psychiatric Solutions, Inc. (a)                                206,682
                                     9,845   Triad Hospitals, Inc. (a)                                      529,267
                                     6,377   Universal Health Services, Inc. Class B                        392,186
                                     9,250   VCA Antech, Inc. (a)                                           348,633
                                     3,630   WellCare Health Plans, Inc. (a)                                328,551
                                                                                                       ------------
                                                                                                          5,194,867
-------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%        7,590   Cerner Corp. (a)                                               421,017
-------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                8,901   Applebee's International, Inc.                                 214,514
Leisure - 1.3%                       3,755   Bob Evans Farms, Inc.                                          138,372
                                     5,120   Boyd Gaming Corp.                                              251,853
                                    13,225   Brinker International, Inc.                                    387,096
                                     2,954   CBRL Group, Inc.                                               125,486
                                     8,632   The Cheesecake Factory, Inc. (a)                               211,657
                                     3,564   International Speedway Corp. Class A                           187,858
                                     5,843   Ruby Tuesday, Inc.                                             153,846
                                     7,500   Scientific Games Corp. Class A (a)                             262,125
                                                                                                       ------------
                                                                                                          1,932,807
-------------------------------------------------------------------------------------------------------------------
Household Durables - 1.6%            6,682   American Greetings Corp. Class A                               189,301
                                     4,350   Beazer Homes USA, Inc. (b)                                     107,314
                                     3,024   Blyth, Inc.                                                     80,378
                                     5,901   Furniture Brands International, Inc.                            83,794
                                     4,533   Hovnanian Enterprises, Inc. Class A (a)                         74,930
                                     3,800   MDC Holdings, Inc.                                             183,768
                                     6,230   Mohawk Industries, Inc. (a)                                    627,922
                                       550   NVR, Inc. (a)                                                  373,863
                                     4,817   Ryland Group, Inc.                                             180,011
                                    13,977   Toll Brothers, Inc. (a)                                        349,145


Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                     7,345   Tupperware Corp.                                          $    211,095
                                                                                                       ------------
                                                                                                          2,461,521
-------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%            7,143   Church & Dwight Co., Inc.                                      346,150
                                     6,370   Energizer Holdings, Inc. (a)                                   634,452
                                                                                                       ------------
                                                                                                            980,602
-------------------------------------------------------------------------------------------------------------------
IT Services - 2.3%                   7,199   Acxiom Corp.                                                   190,413
                                     7,381   Alliance Data Systems Corp. (a)                                570,404
                                    12,591   The BISYS Group, Inc.                                          148,951
                                    14,830   Broadridge Financial Solutions LLC                             283,550
                                     5,258   CSG Systems International, Inc. (a)                            139,389
                                    15,925   Ceridian Corp. (a)(f)                                          557,375
                                    10,154   CheckFree Corp. (a)                                            408,191
                                     6,157   DST Systems, Inc. (a)                                          487,696
                                     5,227   Gartner, Inc. Class A (a)                                      128,532
                                     7,670   Global Payments, Inc.                                          304,116
                                    10,388   MPS Group, Inc. (a)                                            138,888
                                     4,100   SRA International, Inc. Class A (a)                            103,566
                                                                                                       ------------
                                                                                                          3,461,071
-------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%      6,742   Carlisle Cos., Inc.                                            313,570
                                       681   Sequa Corp. Class A (a)                                         76,272
                                     4,152   Teleflex, Inc.                                                 339,551
                                                                                                       ------------
                                                                                                            729,393
-------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                     7,574   American Financial Group, Inc.                                 258,652
                                    10,861   Arthur J. Gallagher & Co. (b)                                  302,805
                                    12,510   Brown & Brown, Inc. (f)                                        314,501
                                     5,540   Commerce Group, Inc.                                           192,349
                                     7,330   Everest Re Group Ltd.                                          796,331
                                    25,368   Fidelity National Title Group, Inc. Class A                    601,222
                                    11,229   First American Corp.                                           555,835
                                    13,299   HCC Insurance Holdings, Inc.                                   444,320
                                     5,530   The Hanover Insurance Group, Inc.                              269,809
                                     4,000   Horace Mann Educators Corp.                                     84,960
                                     3,750   Mercury General Corp.                                          206,663
                                     6,562   Ohio Casualty Corp.                                            284,200
                                    25,401   Old Republic International Corp.                               540,025
                                     8,270   Protective Life Corp.                                          395,389
                                     5,762   Stancorp Financial Group, Inc.                                 302,390
                                     4,064   Unitrin, Inc.                                                  199,868
                                    19,366   W.R. Berkley Corp.                                             630,170
                                                                                                       ------------
                                                                                                          6,379,489
-------------------------------------------------------------------------------------------------------------------
Internet & Catalog                   6,140   NetFlix, Inc. (a)(b)                                           119,055
Retail - 0.1%
-------------------------------------------------------------------------------------------------------------------
Internet Software &                  4,800   Digital River, Inc. (a)                                        217,200
Services - 0.4%                     11,570   ValueClick, Inc. (a)                                           340,852
                                                                                                       ------------
                                                                                                            558,052
-------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                  6,910   Callaway Golf Co.                                              123,067
Products - 0.1%
-------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                8,100   Affymetrix, Inc. (a)                                           201,609
Services - 1.8%                      7,874   Charles River Laboratories International, Inc. (a)             406,456
                                     7,118   Covance, Inc. (a)                                              488,010
                                     5,475   Invitrogen Corp. (a)                                           403,781
                                    11,500   Pharmaceutical Product Development, Inc.                       440,105
                                     4,025   Techne Corp. (a)                                               230,270
                                     3,521   Varian, Inc. (a)                                               193,056
                                     3,960   Ventana Medical Systems, Inc. (a)                              305,989
                                                                                                       ------------
                                                                                                          2,669,276
-------------------------------------------------------------------------------------------------------------------
Machinery - 4.1%                    10,105   AGCO Corp. (a)                                                 438,658
                                     5,191   Crane Co.                                                      235,931


Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                     7,405   Donaldson Co., Inc.                                        $   263,248
                                     4,400   Federal Signal Corp.                                            69,784
                                     6,314   Flowserve Corp.                                                452,082
                                     7,883   Graco, Inc.                                                    317,527
                                     9,224   Harsco Corp.                                                   479,648
                                    12,262   Joy Global, Inc.                                               715,242
                                     4,600   Kennametal, Inc.                                               377,338
                                     4,600   Lincoln Electric Holdings, Inc.                                341,504
                                     3,599   Nordson Corp.                                                  180,526
                                     8,600   Oshkosh Truck Corp.                                            541,112
                                    11,654   Pentair, Inc.                                                  449,495
                                     6,610   SPX Corp.                                                      580,424
                                    10,275   Timken Co.                                                     371,030
                                     8,903   Trinity Industries, Inc.                                       387,637
                                                                                                       ------------
                                                                                                          6,201,186
-------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        4,421   Alexander & Baldwin, Inc.                                      234,799
-------------------------------------------------------------------------------------------------------------------
Media - 1.1%                        10,226   Belo Corp. Class A                                             210,553
                                     3,943   Catalina Marketing Corp.                                       124,204
                                     3,545   Entercom Communications Corp.                                   88,235
                                     4,917   Harte-Hanks, Inc.                                              126,269
                                     4,750   John Wiley & Sons, Inc. Class A                                229,378
                                     4,562   Lee Enterprises, Inc.                                           95,163
                                     2,931   Media General, Inc. Class A                                     97,514
                                     3,105   Scholastic Corp. (a)                                           111,594
                                     4,767   Valassis Communications, Inc. (a)                               81,945
                                       665   The Washington Post Co. Class B                                516,100
                                     6,207   Westwood One, Inc.                                              44,628
                                                                                                       ------------
                                                                                                          1,725,583
-------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%               2,980   Carpenter Technology Corp.                                     388,324
                                    13,100   Commercial Metals Co.                                          442,387
                                     7,200   Reliance Steel & Aluminum Co.                                  405,072
                                     9,500   Steel Dynamics, Inc.                                           398,145
                                     6,927   Worthington Industries, Inc.                                   149,970
                                                                                                       ------------
                                                                                                          1,783,898
-------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.9%              12,713   Alliant Energy Corp.                                           493,900
                                    37,835   Aquila, Inc. (a)                                               154,745
                                     4,474   Black Hills Corp.                                              177,841
                                    17,581   Energy East Corp.                                              458,688
                                    20,028   MDU Resources Group, Inc.                                      561,585
                                    11,579   NSTAR                                                          375,739
                                     9,919   OGE Energy Corp.                                               363,531
                                     9,374   PNM Resources, Inc.                                            260,503
                                    12,605   Puget Energy, Inc.                                             304,789
                                    12,716   SCANA Corp.                                                    486,896
                                     8,126   Vectren Corp.                                                  218,833
                                    13,629   Wisconsin Energy Corp.                                         602,811
                                                                                                       ------------
                                                                                                          4,459,861
-------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%              5,276   99 Cents Only Stores (a)                                        69,168
                                    11,913   Dollar Tree Stores, Inc. (a)                                   518,811
                                    16,471   Saks, Inc.                                                     351,656
                                                                                                       ------------
                                                                                                            939,635
-------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%            7,496   Zebra Technologies Corp. Class A (a)                           290,395
-------------------------------------------------------------------------------------------------------------------
Oil, Gas &                          15,910   Arch Coal, Inc.                                                553,668
Consumable Fuels - 4.7%              9,100   Cimarex Energy Co.                                             358,631


Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                    13,350   Denbury Resources, Inc. (a)                                $   500,625
                                     6,520   Encore Acquisition Co. (a)                                     181,256
                                     8,907   Forest Oil Corp. (a)                                           376,410
                                    12,700   Frontier Oil Corp.                                             555,879
                                    15,015   Newfield Exploration Co. (a)                                   683,933
                                    19,405   Noble Energy, Inc.                                           1,210,678
                                     2,874   Overseas Shipholding Group, Inc.                               233,944
                                    13,954   Pioneer Natural Resources Co.                                  679,699
                                     7,794   Plains Exploration & Production Co. (a)                        372,631
                                     6,639   Pogo Producing Co.                                             337,195
                                     5,800   Quicksilver Resources, Inc. (a)(b)                             258,564
                                    19,100   Southwestern Energy Co. (a)                                    849,950
                                                                                                       ------------
                                                                                                          7,153,063
-------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%       6,430   Bowater, Inc. (b)                                              160,429
                                    12,410   Louisiana-Pacific Corp.                                        234,797
                                                                                                        -----------
                                                                                                            395,226
-------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%             9,400   Alberto-Culver Co.                                             222,968
                                     6,000   NBTY, Inc. (a)                                                 259,200
                                                                                                       ------------
                                                                                                            482,168
-------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%              15,480   Endo Pharmaceuticals Holdings, Inc. (a)                        529,880
                                     6,600   Medicis Pharmaceutical Corp. Class A                           201,564
                                     4,183   Par Pharmaceutical Cos., Inc. (a)                              118,086
                                     8,683   Perrigo Co.                                                    170,013
                                    11,970   Sepracor, Inc. (a)                                             491,009
                                    11,173   Valeant Pharmaceuticals International                          186,477
                                                                                                       ------------
                                                                                                          1,697,029
-------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       11,296   AMB Property Corp.                                             601,173
(REITs) - 3.4%                       5,190   Cousins Properties, Inc.                                       150,562
                                     3,960   Equity One, Inc.                                               101,178
                                     6,164   Highwoods Properties, Inc.                                     231,150
                                    10,910   Hospitality Properties Trust                                   452,656
                                    10,198   Liberty Property Trust                                         447,998
                                     8,300   The Macerich Co.                                               684,086
                                     7,365   Mack-Cali Realty Corp.                                         320,304
                                    10,730   Nationwide Health Properties, Inc.                             291,856
                                     4,163   Potlatch Corp.                                                 179,217
                                     9,216   Rayonier, Inc.                                                 416,010
                                     7,625   Regency Centers Corp.                                          537,563
                                    16,075   UDR, Inc.                                                      422,773
                                     8,975   Weingarten Realty Investors                                    368,873
                                                                                                       ------------
                                                                                                          5,205,399
-------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                  11,160   Avis Budget Group, Inc. (a)                                    317,279
                                     4,895   Con-way, Inc.                                                  245,925
                                    11,496   JB Hunt Transport Services, Inc.                               337,063
                                     5,933   Werner Enterprises, Inc.                                       119,550
                                     6,806   YRC Worldwide, Inc. (a)                                        250,461
                                                                                                       ------------
                                                                                                          1,270,278
-------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      46,870   Atmel Corp. (a)                                                260,597
Equipment - 3.1%                     9,943   Cree, Inc. (a)(b)                                              257,026
                                    16,627   Cypress Semiconductor Corp. (a)                                387,243
                                    13,907   Fairchild Semiconductor International, Inc. (a)                268,683
                                    23,120   Integrated Device Technology, Inc. (a)                         353,042
                                     8,124   International Rectifier Corp. (a)                              302,700
                                    15,763   Intersil Corp. Class A                                         495,904
                                    15,559   Lam Research Corp. (a)                                         799,733
                                    12,423   Lattice Semiconductor Corp. (a)                                 71,060


Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
                                     5,567   Micrel, Inc.                                               $    70,812
                                    24,996   Microchip Technology, Inc.                                     925,852
                                    22,171   RF Micro Devices, Inc. (a)                                     138,347
                                     7,807   Semtech Corp. (a)                                              135,295
                                     6,464   Silicon Laboratories, Inc. (a)                                 223,719
                                    13,145   TriQuint Semiconductor, Inc. (a)                                66,514
                                                                                                       ------------
                                                                                                          4,756,527
-------------------------------------------------------------------------------------------------------------------
Software - 2.6%                     29,021   Activision, Inc. (a)(f)                                        541,822
                                     1,900   Advent Software, Inc. (a)                                       61,845
                                    32,129   Cadence Design Systems, Inc. (a)                               705,553
                                     6,836   Fair Isaac Corp.                                               274,260
                                     8,317   Jack Henry & Associates, Inc.                                  214,163
                                     6,002   Macrovision Corp. (a)                                          180,420
                                    18,437   McAfee, Inc. (a)                                               648,982
                                     8,643   Mentor Graphics Corp. (a)                                      113,828
                                    13,400   Parametric Technology Corp. (a)                                289,574
                                    10,439   Sybase, Inc. (a)                                               249,388
                                    15,869   Synopsys, Inc. (a)                                             419,418
                                     4,321   Transaction Systems Architects, Inc. Class A (a)               145,445
                                     7,583   Wind River Systems, Inc. (a)                                    83,413
                                                                                                       ------------
                                                                                                          3,928,111
-------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.9%             12,475   Advance Auto Parts, Inc.                                       505,612
                                     6,000   Aeropostale, Inc. (a)                                          250,080
                                    22,227   American Eagle Outfitters, Inc.                                570,345
                                     7,600   AnnTaylor Stores Corp. (a)                                     269,192
                                     6,176   Barnes & Noble, Inc.                                           237,591
                                     6,883   Borders Group, Inc.                                            131,190
                                    24,022   Carmax, Inc. (a)(f)                                            612,561
                                    14,000   Charming Shoppes, Inc. (a)                                     151,620
                                    19,584   Chico's FAS, Inc. (a)                                          476,674
                                     6,700   Coldwater Creek, Inc. (a)                                      155,641
                                     4,720   Dick's Sporting Goods, Inc. (a)                                274,562
                                    17,925   Foot Locker, Inc.                                              390,765
                                    17,300   GameStop Corp. Class A (a)                                     676,430
                                    12,523   O'Reilly Automotive, Inc. (a)                                  457,716
                                     8,273   Pacific Sunwear of California, Inc. (a)                        182,006
                                     7,745   Payless Shoesource, Inc. (a)                                   244,355
                                    15,441   PetSmart, Inc.                                                 501,060
                                     8,382   Rent-A-Center, Inc. (a)                                        219,860
                                    16,281   Ross Stores, Inc.                                              501,455
                                    12,375   Urban Outfitters, Inc. (a)                                     297,371
                                    12,969   Williams-Sonoma, Inc.                                          409,561
                                                                                                       ------------
                                                                                                          7,515,647
-------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          10,600   Hanesbrands, Inc. (a)                                          286,518
Goods - 0.5%                         6,170   Phillips-Van Heusen Corp.                                      373,717
                                     4,986   Timberland Co. Class A (a)                                     125,597
                                                                                                       ------------
                                                                                                            785,832
-------------------------------------------------------------------------------------------------------------------
Thrifts &                            9,329   Astoria Financial Corp.                                        233,598
Mortgage Finance - 1.7%             12,900   First Niagara Financial Group, Inc.                            168,990
                                     8,451   IndyMac Bancorp, Inc. (b)                                      246,516
                                    31,088   New York Community Bancorp, Inc. (b)                           529,118
                                    10,129   The PMI Group, Inc.                                            452,462
                                     8,861   Radian Group, Inc.                                             478,494
                                     9,213   Washington Federal, Inc.                                       223,968
                                     6,064   Webster Financial Corp.                                        258,751
                                                                                                       ------------
                                                                                                          2,591,897
-------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2007

                                    Shares
Industry                              Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                       3,152   Universal Corp.                                            $   192,020
-------------------------------------------------------------------------------------------------------------------
Trading Companies &
Distributors - 0.9%                 13,802   Fastenal Co.                                                   577,752
                                     5,495   GATX Corp.                                                     270,629
                                     5,800   MSC Industrial Direct Co. Class A                              319,000
                                     7,399   United Rentals, Inc. (a)                                       240,763
                                                                                                       ------------
                                                                                                          1,408,144
-------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%              15,601   Aqua America, Inc. (b)                                         350,866
-------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           6,258   Telephone & Data Systems, Inc.                                 391,563
Services - 0.5%                      5,583   Telephone & Data Systems, Inc. (Special Shares)                321,302
                                                                                                       ------------
                                                                                                            712,865
-------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks  (Cost - $95,400,933) - 89.0%          135,559,138
-------------------------------------------------------------------------------------------------------------------
                                Beneficial
                                  Interest   Short-Term Securities
-------------------------------------------------------------------------------------------------------------------
                               $16,219,477   BlackRock Liquidity Series, LLC
                                             Cash Sweep Series, 5.33% (c)(d)                             16,219,477

                                 2,297,950   BlackRock Liquidity Series, LLC
                                             Money Market  Series, 5.33% (c)(d)(e)                        2,297,950
-------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $18,517,427) - 12.1%                                18,517,427
-------------------------------------------------------------------------------------------------------------------
                                             Total Investments  (Cost - $113,918,360*)  - 101.1%        154,076,565

                                             Liabilities in Excess of Other Assets - (1.1%)              (1,736,059)
                                                                                                       ------------
                                             Net Assets - 100.0%                                       $152,340,506
                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                       $ 114,913,245
                                                           =============
      Gross unrealized appreciation                        $  41,156,171
      Gross unrealized depreciation                           (1,992,851)
                                                           -------------
      Net unrealized appreciation                          $  39,163,320
                                                           =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
                                                                           Net          Interest
      Affiliate                                                          Activity        Income
      -------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series              $  7,213,540      $  412,201
      BlackRock Liquidity Series, LLC Money Market Series            $    869,450      $    7,413
      -------------------------------------------------------------------------------------------

(d)   Represents the current yield as of June 30, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      ------------------------------------------------------------------------------------
      Number of                               Expiration          Face         Unrealized
      Contracts           Issue                  Date            Value        Depreciation
      ------------------------------------------------------------------------------------
          36     S&P 400 MidCap Futures     September 2007    $ 16,489,653    $ (214,052)
      ------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 (Unaudited)
==============================================================================================================================
Assets:         Investments in unaffiliated securities, at value (including securities
                loaned of $2,210,776) (identified cost - $95,400,933) .................                           $135,559,138
                Investments in affiliated securities, at value (identified
                cost - $18,517,427) ...................................................                             18,517,427
                Cash ..................................................................                                      1
                Receivables:
                         Contributions ................................................         $ 620,746
                         Securities sold ..............................................           515,985
                         Dividends ....................................................            69,961
                         Securities lending ...........................................             3,436            1,210,128
                                                                                                ---------
                Prepaid expenses and other assets .....................................                                 19,946
                                                                                                                  ------------
                Total assets ..........................................................                            155,306,640
                                                                                                                  ------------
==============================================================================================================================
Liabilities:    Collateral on securities loaned, at value .............................                              2,297,950
                Payables:
                Securities purchased ..................................................           414,045
                         Withdrawals ..................................................           218,034
                         Variation margin .............................................            34,303
                         Investment adviser ...........................................             1,205
                         Other affiliates .............................................               597              668,184
                                                                                                ---------         ------------
                Total liabilities .....................................................                              2,966,134
                                                                                                                  ------------
==============================================================================================================================
Net Assets:     Net assets ............................................................                           $152,340,506
                                                                                                                  ============
==============================================================================================================================
Net Assets      Investors' capital ....................................................                           $112,396,353
Consist of:     Unrealized appreciation-net ...........................................                             39,944,153
                                                                                                                  ------------
                Net assets ............................................................                           $152,340,506
                                                                                                                  ============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS

                           For the Six Months Ended June 30, 2007 (Unaudited)
==============================================================================================================
Investment                 Dividends ...........................................                   $   656,571
Income:                    Interest from affiliates ............................                       412,201
                           Securities lending-net ..............................                         7,413
                                                                                                   -----------
                           Total income. .......................................                     1,076,185
                                                                                                   -----------
==============================================================================================================
Expenses:                  Accounting services .................................   $    16,976
                           Professional fees ...................................        16,893
                           Custodian fees ......................................         7,476
                           Investment advisory fees ............................         6,773
                           Licensing fees ......................................         4,049
                           Printing and shareholder reports ....................         2,212
                           Trustees' fees and expenses .........................           938
                           Other ...............................................         2,732
                                                                                   -----------
                           Total expenses ......................................                        58,049
                                                                                                   -----------
                           Investment income-net ...............................                     1,018,136
                                                                                                   -----------
==============================================================================================================
Realized & Unrealized      Realized gain on:
Gain (Loss) - Net:              Investments-net ................................     4,938,191
                                Financial futures contracts-net ................     1,509,693       6,447,884
                                                                                   -----------
                           Change in unrealized appreciation/depreciation on:
                                Investments-net ................................     7,501,031
                                Financial futures contracts-net ................       (80,734)      7,420,297
                                                                                   -----------     -----------
                           Total realized and unrealized gain-net ..............                    13,868,181
                                                                                                   -----------
                           Net Increase in Net Assets Resulting from Operations                    $14,886,317
                                                                                                   ===========

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six         For the
                                                                                                  Months Ended        Year Ended
                                                                                                  June 30, 2007       December 31,
                   Increase (Decrease) in Net Assets:                                              (Unaudited)           2006
==================================================================================================================================
Operations:        Investment income-net ....................................................     $   1,018,136     $   2,025,276
                   Realized gain-net ........................................................         6,447,884        16,266,960
                   Change in unrealized appreciation/depreciation-net .......................         7,420,297        (4,770,657)
                                                                                                  -------------     -------------
                   Net increase in net assets resulting from operations......................        14,886,317        13,521,579
                                                                                                  -------------     -------------

Capital            Proceeds from contributions ..............................................        41,941,574       114,776,687
Transactions:      Fair value of withdrawals ................................................       (24,851,907)     (158,466,451)
                                                                                                  -------------     -------------
                   Net increase (decrease) in net assets derived from capital transactions ..        17,089,667       (43,689,764)
                                                                                                  -------------     -------------

Net Assets:        Total increase (decrease) in net assets.. ................................        31,975,984       (30,168,185)
                   Beginning of period ......................................................       120,364,522       150,532,707
                                                                                                  -------------     -------------
                   End of period ............................................................     $ 152,340,506     $ 120,364,522
                                                                                                  =============     =============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

                The following ratios have               For the Six
                been derived from information          Months Ended                    For the Year Ended December 31,
                provided in the financial              June 30, 2007  -------------------------------------------------------------
                statements.                             (Unaudited)      2006         2005          2004         2003        2002
===========================================================================================      ==================================
Total Investment
Return:                                                    12.02%+       10.30%       12.56%        16.41%       35.53%     (14.80%)
                                                        =========     =========    =========     =========     ========     =======
===========================================================================================      ==================================
Ratios to       Expenses, net of reimbursement .....         .09%*         .09%         .08%          .09%         .17%        .08%
Average Net                                             =========     =========    =========     =========     ========     =======
Assets:         Expenses ...........................         .09%*         .09%         .08%          .09%         .17%        .38%
                                                        =========     =========    =========     =========     ========     =======
                Investment income-net ..............        1.50%*        1.61%        1.50%         1.12%        1.06%       1.06%
                                                        =========     =========    =========     =========     ========     =======
===========================================================================================      ==================================
Supplemental    Net assets, end of year (in
Data:           thousands) .........................    $ 152,341     $ 120,365    $ 150,533     $ 179,289     $ 83,858     $35,981
                                                        =========     =========    =========     =========     ========     =======
                Portfolio turnover .................          10%           28%          23%           17%           8%         42%
                                                        =========     =========    =========     =========     ========     =======


              * Annualized.
              + Aggregate total investment return.
                See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC markets are valued at the last available asked price. Series securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors of the Master LLC or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors of the Master LLC.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $2,302 in securities lending agent fees.

In addition, MLPF&S received $1,217 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Series reimbursed the Manager $985 for certain accounting services.

Certain officers and/or directors of the Series are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $23,761,137 and $11,536,355, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to fund Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

Officers and Directors

Robert C. Doll, Jr. - President and Director
Donald W. Burton - Director
John Francis O'Brien - Director
David H. Walsh - Director
Fred G. Weiss - Director
Donald C. Burke - Vice President and Treasurer
Karen Clark - Fund Chief Compliance Officer
Alice A. Pellegrino - Secretary

      Custodian

      JPMorgan Chase Bank
      3 Chase MetroTech Center
      Brooklyn, NY 11245

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007